Summary of Significant Accounting Policies (Details)	1 Months Ended	12 Months Ended
	Nov. 30, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) ¥ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Jul. 31, 2022	Dec. 31, 2021 USD ($)	Nov. 30, 2021 USD ($)	Oct. 30, 2021	Jun. 13, 2017 HKD ($)
Summary of Significant Accounting Policies (Details) [Line Items]
Foreign currency translation adjustments		¥ 28,738	$ 200,146	¥ 10,158	¥ 11,615
Foreign currency exchange loss (in Yuan Renminbi)					912,988
Foreign currency exchange gain		¥ 4,407,133	$ 632,791	489,268
Rate of convenience translation | (per share)		¥ 6.9646	$ 1
Operating segment		1	1
Cash		¥ 27,939,170		40,266,725		$ 4,011,597
Deposit (in Yuan Renminbi)		500,000
Allowance for doubtful accounts		¥ 1,185,328		682,905	240,199	$ 170,193		$ 98,054
Rate of beneficial owner		10.00%				10.00%
Maintenance services revenue, term		1 year	1 year
Contract assets		¥ 4,460,046		3,203,033		$ 640,388
Contract with Customer relates advance payments		1,989,310		7,851,588		285,632
Advertisement cost with selling and marketing		2,724,575	$ 391,203	598,605	529,816
Interest Expense		795,144	114,169	1,046,305	533,982
Deferred offering costs		5,427,260		898,870		779,264
Non-controlling interests									$ 47,844		$ 6,781
Noncontrolling interest of parent equity value (in Yuan Renminbi)		(2,428,070)	(348,630)	(117,244)
Employee benefit		2,170,805	311,691	1,187,520	¥ 334,896
Employee outstanding benefit plan		¥ 20,960	$ 3,010	¥ 25,319
VAT		6.00%	6.00%	1.00%	0.00%
Percentage of tax on logistics services		9.00%	9.00%
Percentage on sale of product		13.00%	13.00%
Percentage of tax rate on export		17.00%	17.00%
Percentage of tax rate on export rebate		17.00%	17.00%
Percentage of tax adjusted on export rebate		16.00%	16.00%
Percentage of tax on export and border crossing activities		11.00%	11.00%
Percentage of tax rate on Border crossing and rebate		11.00%	11.00%
Percentage of tax rate on export rebate and cross border activities		10.00%	10.00%
VAT rate on sales		16.00%	16.00%
Adjusted VAT rate on sales		13.00%	13.00%
Percentage of tax rate on exported goods		16.00%	16.00%
Percentage of tax refund on export		16.00%	16.00%
Percentage on adjusted tax of refund		13.00%	13.00%
statutory reserve		10.00%	10.00%
Registered capital		50.00%	50.00%
Statutory reserves		¥ 2,203,279	$ 316,354	¥ 979,039	¥ 823,564
Deposits		¥ 27,832,171		35,463,754		$ 3,996,229
Maximum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of deduction tax rate		17.00%	17.00%
Percentage of import tax rate		16.00%	16.00%
Minimum [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Percentage of deduction tax rate		11.00%	11.00%
Percentage of import tax rate		10.00%	10.00%
Foreign Exchange [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Trading Activity, Loss (in Yuan Renminbi)					¥ 912,988
Trading Activity, Gain		¥ 4,407,133	$ 632,791	¥ 489,268
Customer One [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivables percent		13.00%		20.70%		13.00%		20.70%
Total revenue		18.00%	18.00%	13.10%	17.90%
Customer Two [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivables percent				14.80%				14.80%
Total revenue		11.30%	11.30%		15.70%
Customer Three [Member] | Customer Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts receivables percent				10.20%				10.20%
Total revenue					10.70%
Supplier One [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable percent		28.10%		59.10%		28.10%		59.10%
Total purchase		20.00%	20.00%	36.40%	58.00%
Supplier Two [Member] | Supplier Concentration Risk [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Accounts payable percent		12.80%		11.40%		12.80%		11.40%
Total purchase		19.80%	19.80%
Mr. Mak Chun Pong [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage											67.00%
Cargo Link Logistics HK Company Limited [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage									100.00%	44.00%	33.00%
Percentage of non controlling interest	33.00%
Noncontrolling interest of parent equity value (in Yuan Renminbi)
Ms. Zheng Yan [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage										5.00%
Mr.He Pengtao [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Equity method investment ownership percentage							48.00%